BORROWED MONEY	12 Months Ended
Sep. 30, 2013
BORROWED MONEY
BORROWED MONEY

8.                      BORROWED MONEY

Borrowed money at September 30, 2013 and 2012 is summarized as follows:

	2013		2012
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

Retail repurchase agreements	$35,482,909	0.10%	$20,981,455	0.10%

FHLB advances maturing within the year ending September 30:
2012	—	—%	60,000,000	0.25%
2013	49,000,000	0.24%	—	—
2015	25,000,000	2.70%	25,000,000	2.70%
Thereafter	4,000,000	5.48%	4,000,000	5.48%
Total FHLB advances	78,000,000	1.30%	89,000,000	1.18%

Total borrowed money	$113,482,909	0.93%	$109,981,455	0.97%

The Bank offers a sweep account program for which certain customer demand deposits in excess of a certain amount are “swept” on a daily basis into retail repurchase agreements pursuant to individual repurchase agreements.  Retail repurchase agreements represent overnight borrowings that are secured by certain of the Bank’s investment securities.  Unlike regular savings deposits, retail repurchase agreements are not insured by the Federal Deposit Insurance Corporation.  At September 30, 2013 and 2012, the Bank had $40.2 million and $25.3 million, respectively, in U.S. Treasury, debt and mortgage-backed securities pledged to secure retail repurchase agreements.

The average balances of borrowed money were $72.0 million and $51.9 million, respectively and the maximum month-end balances were $145.9 million and $110.0 million, respectively, for the years ended September 30, 2013 and 2012, respectively.  The average rates paid during the years ended September 30, 2013 and 2012 were 1.35% and 1.82%, respectively.

The Bank has the ability to borrow funds from the Federal Home Loan Bank equal to 35% of the Bank’s total assets under a blanket agreement that assigns all investments in Federal Home Loan Bank stock as well as qualifying first mortgage loans as collateral to secure the amounts borrowed.  In addition to the $78.0 million in advances outstanding at September 30, 2013, the Bank had approximately $117.8 million in additional borrowing capacity available to it under this arrangement.  The assets underlying the Federal Home Loan Bank borrowings are under the Bank’s physical control.

The Bank has the ability to borrow funds from the Federal Reserve under an agreement that assigns certain qualifying loans as collateral to secure the amounts borrowed.  At September 30, 2013, $176.9 million of commercial loans were assigned under this arrangement.  The assets underlying these borrowings are under the Bank’s physical control.  As of September 30, 2013, the Bank had no borrowings outstanding from the Federal Reserve and had approximately $219.1 million in additional borrowing capacity available to it under this arrangement.